Related Party Transactions - Table (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions.
Management fees	$ 2,686,780	$ 1,526,911
Share-based payments	940,268	4,072,365
Total	$ 3,627,048	$ 5,599,276